Accrued Expenses (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accrued Expenses (Textual)
Accrued interest	$ 84,856	$ 216,966
Common stock issued settlement of accounts payable	$ 463,280	$ 290,000
Common stock issued	5,800,000